Current Convertible Notes Payable and Other Notes Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total non-convertible notes payable	$ 1,013,405	$ 213,405
Total non-convertible notes payable accrued interest	5,016
Total non-convertible notes payable addition	80,000
Total convertible and non-convertible	4,389,931	3,589,931	$ 953,001
Total convertible and non-convertible addition	800,000	3,251,420
Total convertible and non-convertible Payment		614,490
Total convertible and non-convertible accrued	44,556	28,673
Non-convertible notes payable-related party	929,405	129,405
Non-convertible notes payable-related party accrued interest	1,489
Non-convertible notes payable-related party addition	800,000
Accrued Interest		28,673	24,196
12.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 257	$ 189
Due Date	02/28/2023	10/27/2021
Annual interest rate, From effective	1.85%	1.85%
Effective Date	4/27/2021	4/27/2021
Unpaid principal balance	$ 15,000	$ 15,000	15,000
Conversion rate	$ 0.20	$ 0.20
Addition		$ 15,000
13.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 335	$ 243
Due Date	02/28/2023
Annual interest rate, From effective	1.85%	1.85%
Effective Date	5/5/2021	5/5/2021
Unpaid principal balance	$ 20,000	$ 20,000
Conversion rate	$ 0.20	$ 0.20
Addition		$ 20,000
14.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 471	$ 335
Due Date	02/28/2023	11/25/2021
Annual interest rate, From effective	1.85%	1.85%
Effective Date	5/25/2021	5/25/2021
Unpaid principal balance	$ 30,000	$ 30,000
Conversion rate	$ 0.20	$ 0.20
Addition		$ 30,000
15.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 545	$ 385
Due Date	02/28/2023	11/28/2021
Annual interest rate, From effective	1.85%	1.85%
Effective Date	5/28/2021	5/28/2021
Unpaid principal balance	$ 35,000	$ 35,000
Conversion rate	$ 0.20
Addition		35,000
16.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 4,486	$ 3,117
Due Date	02/28/2023	12/9/2021
Annual interest rate, From effective	1.85%	1.85%
Effective Date	6/9/2021	6/9/2021
Unpaid principal balance	$ 300,000	$ 300,000
Conversion rate	$ 0.20
Addition		300,000
17.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 1,535	$ 1,047
Due Date	02/28/2023	12/21/2021
Annual interest rate, From effective	1.85%	1.85%
Effective Date	6/21/2021	6/21/2021
Unpaid principal balance	$ 107,000	$ 107,000
Conversion rate	$ 0.20
Addition		107,000
18.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 744	$ 498
Due Date	02/28/2023	1/2/2022
Annual interest rate, From effective	1.85%	1.85%
Effective Date	7/2/2021	7/2/2021
Unpaid principal balance	$ 54,000	$ 54,000
Addition		$ 54,000
Conversion Note	$ 0.20	$ 0.20
19.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 1,289	$ 742
Due Date	02/28/2023	3/1/2022
Annual interest rate, From effective	1.85%	1.85%
Effective Date	9/1/2021	912021
Unpaid principal balance	$ 120,000	$ 120,000
Addition		$ 120,000
Conversion Note	$ 0.20	$ 0.20
20.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 2,798	$ 1,429
Due Date	02/28/2023	3/28/2022
Annual interest rate, From effective	1.85%	1.85%
Effective Date	9/28/2021	9/28/2021
Unpaid principal balance	$ 300,000	$ 300,000
Addition		$ 300,000
Conversion Note	$ 0.20	$ 0.20
Total [Member]
Convertible and other notes payable- related parties	$ 3,376,526	$ 3,376,526
Accrued Interest- related parties	39,540
Total [Member] | Ainos KY [Member]
Accrued Interest	23,192	25,224
Unpaid principal balance	3,000,000	3,376,526	670,991
Payment		363,490
Addition		3,069,025
Convertible and other notes payable- related parties		3,000,000	3,000,000
Accrued Interest- related parties		9,507
21.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 357	$ 129
Due Date	02/28/2023	5/10/2022
Annual interest rate, From effective	1.85%	1.85%
Effective Date	11/10/2021	11102021
Unpaid principal balance	$ 50,000	$ 50,000
Conversion rate	$ 0.20	$ 0.20
Addition		$ 50,000
22.21[Member] | Ainos KY [Member]
Accrued Interest	$ 2,851	$ 798
Due Date	02/28/2023	11/25/2022
Annual interest rate, From effective	1.85%	1.85%
Effective Date	11/25/2021	11252021
Unpaid principal balance	$ 450,000	$ 450,000
Conversion rate	$ 0.20	$ 0.20
Addition		$ 450,000
23.21[Member] | Ainos KY [Member]
Accrued Interest	$ 1,840	$ 471
Due Date	02/28/2023	5/29/2022
Annual interest rate, From effective	1.85%	1.85%
Effective Date	11/29/2021	11/29/2021
Unpaid principal balance	$ 300,000	$ 300,000
Conversion rate	$ 0.20	$ 0.20
Addition		$ 300,000
24.21[Member] | Ainos KY [Member]
Accrued Interest	$ 5,684	$ 124
Due Date	02/28/2023	6/29/2022
Annual interest rate, From effective	1.85%	1.85%
Effective Date	12/29/2021	12292021
Unpaid principal balance	$ 1,219,000	$ 1,219,000
Conversion rate	$ 0.20	$ 0.20
Addition		$ 1,219,000
26.22[Member] | Ainos KY [Member]
Accrued Interest	$ 1,135
Due Date	3/31/2023
Annual interest rate, From effective	1.85%
Effective Date	3/4/2022
Unpaid principal balance	$ 800,000
Addition	800,000
Dr. Stephen T. Chen [Member]
Accrued Interest	16,348	15,717
Unpaid principal balance	376,526	376,526	670,991
Payment		363,490
Dr. Stephen T. Chen [Member] | 1.16 [Member]
Accrued Interest	$ 6,050	$ 5,839
Due Date	Payable on demand	Payable on demand
Annual interest rate, From effective	0.75%	0.75%
Effective Date	1/30/2016	1/30/2016
Unpaid principal balance	$ 114,026	$ 114,026	114,026
Conversion rate	$ 0.17	$ 0.17
Dr. Stephen T. Chen [Member] | 2.16 [Member]
Accrued Interest	$ 10,298	$ 9,878
Due Date	Payable on demand	Payable on demand
Annual interest rate, From effective	0.65%	0.65%
Effective Date	3/18/2016	3/18/2016
Unpaid principal balance	$ 262,500	$ 262,500	262,500
Conversion rate	$ 0.19	$ 0.19
i2China Management Group LLC [Member] | 8b.20 [Member]
Accrued Interest	$ 3,527	$ 3,137
Due Date	1/1/2021	1/1/2021
Annual interest rate, From effective	1.85%	1.85%
Effective Date	1/1/2020	1/1/2020
Unpaid principal balance		$ 84,000	84,000
Annual interest rate, Following maturity	10.00%	10.00%
consulting fee	$ 84,000	$ 84,000
i2China Management Group LLC [Member] | Total [Member]
Accrued Interest	3,527	25,224
Unpaid principal balance	84,000	3,376,526	$ 734,991
Payment		464,490
i2China Management Group LLC [Member] | 9.21 [Member]
Accrued Interest	$ 354
Due Date	4/14/2021
Annual interest rate, From effective	0.13%
Effective Date	1/1/2021
Unpaid principal balance	$ 129,405	$ 129,405
Annual interest rate, Following maturity	10.00%